UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2613

DWS Cash Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Cash Investment Trust

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 18.4%
Banco Bilbao Vizcaya Argentaria SA, 4.77%, 11/20/2006	10,000,000	10,000,641
Bank of America NA, 5.33%, 10/27/2006	10,000,000	10,000,000
Bank of Ireland, 5.325%, 10/11/2006	10,000,000	9,999,800
Barclays Bank PLC, 5.44%, 2/20/2007	10,000,000	10,001,821
Calyon, 5.32%, 4/27/2007	5,000,000	5,000,000
Canadian Imperial Bank of Commerce, 5.29%, 9/29/2006	10,000,000	10,000,000
Credit Agricole SA, 5.53%, 12/27/2006	10,000,000	10,004,329
HBOS Treasury Services PLC, 5.36%, 11/24/2006	10,000,000	10,000,000
Mizuho Corporate Bank:
5.36%, 10/16/2006	8,000,000	8,000,099
5.375%, 11/30/2006	8,000,000	8,000,099
Natexis Banque Populaires, 4.787%, 1/23/2007	20,000,000	19,927,842
Royal Bank of Scotland PLC, 4.4%, 10/4/2006	5,000,000	5,000,000
Societe Generale:
4.25%, 9/6/2006	10,000,000	9,999,885
4.705%, 9/19/2006	5,000,000	5,000,012
5.43%, 12/11/2006	25,000,000	25,002,755

Total Certificates of Deposit and Bank Notes (Cost $155,937,283)		155,937,283
Commercial Paper** 22.8%
Atlantis One Funding Corp., 4.9%, 9/22/2006	10,000,000	9,971,417
Compass Securitization LLC, 5.28%, 9/22/2006	15,000,000	14,953,800
Falcon Asset Securitization Corp., 5.28%, 9/5/2006	16,000,000	15,990,613
Galleon Capital LLC, 5.27%, 9/11/2006	25,000,000	24,963,403
Giro Funding US Corp., 5.365%, 9/20/2006	15,000,000	14,957,527
Irish Life and Permanent PLC, 5.29%, 11/22/2006	8,000,000	7,903,604
Mane Funding Corp., 5.31%, 9/5/2006	16,512,000	16,502,258
Nieuw Amsterdam Receivables Corp., 4.93%, 9/29/2006	10,000,000	9,961,656
Perry Global Funding LLC, Series A, 5.29%, 12/21/2006	25,000,000	24,592,229
RWE AG, 5.28%, 10/17/2006	13,500,000	13,408,920
Scaldis Capital LLC, 5.36%, 11/3/2006	10,000,000	9,906,200
Verizon Communications Inc.:
5.31%, 9/20/2006	20,000,000	19,943,950
5.31%, 9/21/2006	10,000,000	9,970,500

Total Commercial Paper (Cost $193,026,077)		193,026,077
US Government Sponsored Agencies 2.9%
Federal Home Loan Bank, 5.5%, 8/28/2007	5,000,000	5,000,000
Federal Home Loan Mortgage Corp.:
5.35%, 5/25/2007	10,000,000	10,000,000
5.5%, 7/3/2007	10,000,000	10,000,000

Total US Government Sponsored Agencies (Cost $25,000,000)		25,000,000
Funding Agreements 2.4%
New York Life Insurance Co., 5.506% *, 9/19/2006 (Cost $20,000,000)	20,000,000	20,000,000
Promissory Notes* 2.4%
The Goldman Sachs Group, Inc.:
5.39% , 11/10/2006	10,000,000	10,000,000
5.426%, 11/13/2006	10,000,000	10,000,000

Total Promissory Notes (Cost $20,000,000)		20,000,000
Short-Term Notes* 39.8%

American Honda Finance Corp.:
5.26%, 12/12/2006	25,000,000	25,000,000
5.498%, 10/18/2006	10,000,000	10,000,206
BNP Paribas, 5.298%, 10/26/2006	15,000,000	15,000,000
Credit Agricole SA, 5.42%, 6/28/2007	25,000,000	24,990,472
Credit Suisse:
5.298%, 9/26/2006	25,000,000	25,000,000
5.43%, 9/26/2006	10,000,000	10,000,000
Dorada Finance, Inc., 5.351%, 11/1/2006	25,000,000	24,999,582
HSBC Finance Corp., 5.44%, 2/28/2007	20,000,000	20,005,848
Intesa Bank Ireland PLC, 5.324%, 7/25/2007	25,000,000	25,000,000
Merrill Lynch & Co., Inc.:
5.295%, 5/14/2007	25,000,000	25,000,000
5.31%, 9/15/2006	5,000,000	5,000,000
5.362%, 5/29/2007	10,000,000	10,000,000
Nordea Bank AB, 5.348%, 4/8/2011	10,000,000	9,999,627
Skandinaviska Enskilda Banken, 5.33%, 9/18/2007	7,000,000	7,000,000
The Bear Stearns Companies, Inc., 5.382%, 10/18/2006	25,000,000	25,000,000
Toyota Motor Credit Corp.:
5.28%, 11/7/2006	25,000,000	25,000,000
5.29%, 5/14/2007	15,000,000	15,000,000
UniCredito Italiano Bank (Ireland) PLC, 5.378%, 3/9/2007	10,000,000	10,000,000
UniCredito Italiano SpA:
5.178%, 9/1/2006	10,000,000	10,000,000
5.425%, 10/4/2006	15,000,000	14,999,339

Total Short-Term Notes (Cost $336,995,074)		336,995,074
Repurchase Agreements 11.0%
BNP Paribas, 5.29%, dated 8/31/2006, to be repurchased at $93,013,666 on 9/1/2006 (a) (Cost $93,000,000)	93,000,000	93,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 843,958,434)	99.7	843,958,434
Other Assets and Liabilities, Net	0.3	2,692,990

Net Assets	100.0	846,651,424

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2006.

**		Annualized yield at time of purchase; not a coupon rate.
(a)		Collateralized by $98,404,872 Federal National Mortgage Association, 5.0%, maturing on 6/1/2035 with a value of $94,860,001.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Cash Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Cash Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006